Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Loss Per Share
	Year Ended December 31,
	2013	2012	2011
	$	$	$

Net loss attributable to stockholders’ of Teekay Corporation	(114,738)	(160,180)	(358,616)

Weighted average number of common shares	70,457,968	69,263,369	70,234,817
Dilutive effect of stock-based compensation	—	—	—

Common stock and common stock equivalents	70,457,968	69,263,369	70,234,817

Loss per common share:
- Basic	(1.63)	(2.31)	(5.11)
- Diluted	(1.63)	(2.31)	(5.11)